CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Current Assets:
Cash and cash equivalents	$ 849,135	$ 2,288,426	$ 402,738
Accounts receivable (net of allowance for doubtful accounts of $246,953 at June 30, 2019 and $232,500 at June 30, 2018)	1,645,765	2,165,107	796,923
Inventories	2,071,852	1,734,604	1,144,068
Prepaid expenses	181,106	180,336	70,991
Total current assets	4,747,858	6,368,473	2,414,720
Fixed Assets:
Machinery and equipment	2,755,076	2,748,715	2,511,638
Leasehold improvements	683,970	668,446	553,596
Furniture and fixtures	168,450	168,450	148,303
Total	3,607,496	3,585,611	3,213,537
Less: Accumulated depreciation and amortization	3,225,525	3,202,605	3,164,051
Net fixed assets	381,971	383,006	49,486
Operating lease right-to-use asset	158,690
Patents, net	60,841	54,087	47,275
Goodwill	687,664	687,664	0
TOTAL ASSETS	6,037,024	7,493,230	2,511,481
Current Liabilities:
Current portion of capital lease obligation	9,731	9,572	8,962
Accounts payable	1,036,188	1,174,263	703,538
Customer advances	513,623	450,192	857,842
Accrued compensation and other	370,296	533,944	362,502
Amount due for business acquisition	0	1,443,341	0
Operating lease liability	54,310
Total current liabilities	1,984,148	3,611,312	1,932,844
Capital lease obligation, net of current portion	2,535	5,027	14,601
Acquisition earn out liability	500,000	500,000	0
Operating lease liability	104,380
Stockholders' Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding ? 12,071,139 shares at June 30, 2019 and 10,197,139 shares at June 30, 2018	128,687	120,712	101,972
Additional paid-in capital	49,040,377	48,893,172	45,484,186
Accumulated deficit	(45,723,103)	(45,636,993)	(45,022,122)
Total stockholders' equity	3,445,961	3,376,891	564,036
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,037,024	$ 7,493,230	$ 2,511,481